RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
Disclosure Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2020	2019
Operations		$129	$128
Credit obligations		119	143
Capital expenditures and development projects		35	22
Total		283	293
Less: non-current	25	(75)	(104)
Current		$208	$189